Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
THE DAYTON POWER AND LIGHT COMPANY [Member]
Entity Information [Line Items]
Equity	Shareholder's Equity

Capital Contribution and Returns of Capital
During the nine months ended September 30, 2019, DP&L made returns of capital payments of $90.0 million to DPL.

During the nine months ended September 30, 2018, DP&L received an $80.0 million capital contribution from its parent, DPL. In addition, DP&L made returns of capital payments of $43.8 million to DPL.

Redeemable Preferred Stock
On October 13, 2016 (the "Redemption Date"), DP&L redeemed all of its issued and outstanding preferred stock, consisting of the following series: Preferred Stock, 3.75% Series A, Cumulative (the “Series A Stock”); Preferred Stock, 3.75% Series B, Cumulative (the “Series B Stock”); and Preferred Stock, 3.90% Series C, Cumulative (the “Series C Stock” and, together with the Series A Stock and the Series B Stock, the “Preferred Stock”). On the Redemption Date, the Preferred Stock of each series was redeemed at the following prices as specified in DP&L’s Amended and Restated Articles of Incorporation, plus, in each case an amount equal to all accrued dividends payable with respect to such Preferred Stock to the Redemption Date: a price of $102.50 per share for the Series A Stock, a price of $103.00 per share for the Series B Stock, and a price of $101.00 per share for the Series C Stock. Dividends on the Preferred Stock ceased to accrue on the Redemption Date. Upon redemption, the Preferred Stock was no longer outstanding, and all rights of the holders thereof as shareholders of DP&L, except the right to payment of the redemption price, ceased to exist. The difference between the carrying value of the Redeemable Preferred Stock and the redemption amount was charged to Other paid-in capital.

Common Stock
DP&L has 50,000,000 authorized common shares, of which 41,172,173 are outstanding at December 31, 2018. All common shares are held by DP&L’s parent, DPL.

Equity Settlement of Related Party Payable
In 2016, DP&L settled a $7.5 million payable to DPL relating to income taxes. This payable balance was settled through equity and DPL's investment in DP&L was increased by $7.5 million as consideration for extinguishing the payable.

Capital Contribution and Returns of Capital
In 2018, DP&L received an $80.0 million capital contribution from its parent, DPL. In addition, DP&L made returns of capital payments of $43.8 million to DPL. In addition, DP&L recorded $10.0 million in 2018 as a return of capital to transfer additional deferred tax amounts under Generation Separation. See Note 8 – Income Taxes and Note 14 – Generation Separation for more information.

In 2017, DP&L received a $70.0 million capital contribution from its parent, DPL. In addition, DP&L made returns of capital payments of $39.0 million to DPL. In connection with Generation Separation, DP&L recorded $86.2 million as a return of capital. See Note 14 – Generation Separation for more information.

In 2016, DP&L made a dividend payment of $70.0 million to DPL.